Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 10, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 20, 2022	Dec. 31, 2020	Mar. 02, 2020
Insurance [Abstract]
Provision for losses and LAE, beginning balance		$ 7,810.6	$ 7,710.9	$ 7,710.9	$ 7,611.8	$ 7,165.3
Less reinsurance recoverable				(4,577.8)	(4,897.7)	(3,298.1)		$ (3,195.2)
Net losses and LAE reserves, beginning balance		3,232.8	2,813.2	2,813.2	4,313.7	3,970.1
Movement in net provision for losses and LAE for claims incurred:
Current year		1,239.2	1,137.1	1,492.2	1,651.9	1,648.2
Prior years		(39.7)	(10.5)	(60.8)	(28.1)	(45.1)
Total incurred				1,553.0	1,680.0	1,693.3
Net Losses and LAE payments for claims incurred:
Current year		(109.9)	(87.2)	(161.1)	(192.7)	(729.1)
Prior years		(655.0)	(694.7)	(1,011.9)	(1,098.4)	(580.7)
Total paid		(764.9)	(781.9)	(1,173.0)	(1,291.1)	(1,309.8)
Foreign exchange (gains)/losses		23.2	(4.8)	39.6	(49.3)	(39.9)
Net losses and LAE reserves, ending balance		3,770.0	3,174.1	3,232.8	2,813.2	4,313.7
Plus reinsurance recoverable on unpaid losses at the end of the year				4,577.8	4,897.7	3,298.1
Provision for losses and LAE at the end of the year		8,201.3	7,770.8	7,810.6	7,710.9	7,611.8
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses disposed (1)				0.0	1,840.1	0.0
Plus reinsurance recoverable on unpaid losses at the end of the year				4,577.8	4,897.7	3,298.1
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable total							$ 2,610.1
Insurance
Insurance [Abstract]
Provision for losses and LAE, beginning balance		1,859.7	1,452.5	1,452.5	2,165.3
Net losses and LAE reserves, beginning balance		1,859.7	1,452.5	1,452.5	2,165.3
Movement in net provision for losses and LAE for claims incurred:
Prior years		(18.2)	(38.8)
Net Losses and LAE payments for claims incurred:
Net losses and LAE reserves, ending balance				1,859.7	1,452.5	2,165.3
Provision for losses and LAE at the end of the year		2,115.0	1,769.3	$ 1,859.7	$ 1,452.5	$ 2,165.3
Insurance | Reinsurance Contracts [Axis]: LPT, deferred gain
Movement in net provision for losses and LAE for claims incurred:
Prior years		(17.6)	(23.7)
Insurance | Reinsurance Contracts [Axis]: LPT, offset post-LPT years
Movement in net provision for losses and LAE for claims incurred:
Prior years		$ (0.6)	$ (15.1)
Enstar
Net Losses and LAE payments for claims incurred:
Plus reinsurance recoverable on unpaid losses at the end of the year									$ 770.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year									$ 770.0
Enstar | Reinsurance Contracts [Axis]: LPT net losses reinsured
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, Excess Retention, Amount Reinsured, Per Event	$ 3,120.0